Schedule of Conversions of Stock (Details)	9 Months Ended
Dec. 31, 2015 USD ($)
Significant Accounting Policies Embedded Conversion Feature 1	$ 0
Significant Accounting Policies Embedded Conversion Feature 2	0
Significant Accounting Policies Embedded Conversion Feature 3	425,208
Significant Accounting Policies Embedded Conversion Feature 4	0
Significant Accounting Policies Embedded Conversion Feature 5	(425,208)
Significant Accounting Policies Embedded Conversion Feature 6	0
Significant Accounting Policies Embedded Conversion Feature 7	0
Significant Accounting Policies Embedded Conversion Feature 8	$ 0